INVESTMENTS IN COMPANIES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2018
Investments in and Advances to Affiliates [Line Items]
Summarized data of financial statements associates
Summarized data of the financial statements of associates, unadjusted to the Company's percentage of holdings: *)

	December 31,
	2018	2017

Assets	$346,267	$364,805
Liabilities	$451,914	$446,335
Income	$44,876	$41,546
Net loss	$(14,669)	$(13,206)

*)	The information presented does not include excess cost and goodwill.

300 South Riverside Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Schedule of investment
	December 31,
	2018	2017

Invested in equity	$13,142	$13,142
Accumulated net loss	(6,189)	(2,855)

Total investment	$6,953	$10,287

Two Penn Center Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Schedule of investment
	December 31,
	2018	2017

Invested in equity	$4,025	$4,025
Distributions	(1,087)	(672)
Accumulated net income (loss)	486	(84)

Total investment	$3,424	$3,269